Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table reflects the calculation of basic and diluted net income (loss) per common stock (in dollars, except per share amounts):

	Three Months Ended
	March 31, 2021	March 31, 2020
Class A common stock subject to possible redemption
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account, net of franchise taxes	$—	$—
Net income allocable to Class A common stock subject to possible redemption	$—	$—
Denominator: Weighted Average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	29,846,985	—
Basic and diluted net income per share	$—	$—
Non-Redeemable Common Stock
Numerator: Earnings allocable to non-redeemable common stock
Net income (loss)	$6,185,799	$(20)
Less: Net income allocable to Class A common stock subject to possible redemption	—	—
Non-redeemable net income (loss)	$6,185,799	$(20)
Denominator: Weighted Average non-redeemable common stock
Basic and diluted weighted average shares outstanding, non-redeemable common stock	13,278,015	7,500,000
Basic and diluted net income (loss) per share, non-redeemable common stock	$0.47	$(0.00)

The following table reflects the calculation of basic and diluted net loss per common stock (in dollars, except per share amounts):

For the Year Ended December 31, 2020
Class A common stock subject to possible redemption
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$10,883
Net income allocable to Class A common stock subject to possible redemption	$10,883
Denominator: Weighted Average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	$29,846,985
Basic and diluted net income per share	$0.00
Non-Redeemable Common Stock
Numerator: Earnings allocable to non-redeemable common stock
Net loss	$(8,645,008)
Less: Net income allocable to Class A common stock subject to possible redemption	$10,883
Non-redeemable net loss	$(8,655,891)
Denominator: Weighted Average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	$7,868,993
Basic and diluted net loss per share, Non-redeemable common stock	$(1.10)